Equity - issued capital (Tables)	6 Months Ended
Jun. 30, 2026
Equity - issued capital [Abstract]
Issued Capital
	30-Jun-2026	31-Dec-2025	30-Jun-2026	31-Dec-2025
	Shares	Shares	$'000	$'000

Ordinary shares - fully paid	3,074,633,957	2,674,633,957	357,608	309,498

Movement in Ordinary Share Capital
Movements in ordinary share capital

Details	Shares	$'000

Balance as at 1 July 2025	2,608,172,516	302,651
Share issue from capital raise	33,550,000	2,176
Share issue costs from capital raise	-	(99)
Performance rights vested [1]	32,911,441	4,770

Balance at year ended 31 December 2025	2,674,633,957	309,498
Share issue from capital raise	400,000,000	50,400
Share issue costs from capital raise	-	(2,290)

Balance as at 30 June 2026	3,074,633,957	357,608

(1)	Ordinary shares issued to employees upon vesting of performance rights